July 1, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Croft Funds Corporation, File Nos. 33-81926 and 811-8652

Dear Sir/Madam:

On behalf of Croft Funds Corporation, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 19 to the Trust’s Registration Statement.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to provide current financial statements and other updating information for the Fund.  The prospectus is intended to comply with the new Form N-1A statutory and summary prospectus requirements.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP